Note 3 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment depreciation rate [text block]
Automotive equipment	30%
Furniture, fixtures and other	20%
Computer hardware and software	30%
Geological library	20%
Field equipment	20%
Mill equipment	Straight line over mine life (11 years)